Consolidated Balance Sheets (Parenthetical)(VIEs [Member] CNY)	Dec. 31, 2013	Dec. 31, 2012
Cash (including cash of VIEs of RMB48,046,536 and RMB52,345,013 as of December 31, 2012 and 2013, respectively)	52,345,013	48,046,536
Short-term investment (including short-term investment of VIEs of nil and RMB1,500,000 as of December 31, 2012 and 2013, respectively)	1,500,000
Accounts receivable, net (including accounts receivable, net of VIEs of RMB46,339,590 and RMB68,544,138 as of December 31, 2012 and 2013, respectively)	68,544,138	46,339,590
Prepaid expenses and other current assets (including prepaid expenses and other current assets of VIEs of RMB10,228,548 and RMB11,747,964 as of December 31, 2012 and 2013, respectively)	11,747,964	10,228,548
Deferred income tax assets (including deferred income tax assets of VIEs of RMB6,903,561 and RMB11,902,908 as of December 31, 2012 and 2013, respectively)	11,902,908	6,903,561
Property and equipment, net (including property and equipment, net of VIEs of RMB7,877,323 and RMB8,902,848 as of December 31, 2012 and 2013, respectively)	8,902,848	7,877,323
Intangible assets, net (including intangible assets, net of VIEs of RMB1,489,031 and RMB2,070,778 as of December 31, 2012 and 2013, respectively)	2,070,778	1,489,031
Other non-current assets (including other non-current assets of VIEs of RMB3,555,345 and RMB4,354,820 as of December 31, 2012 and 2013, respectively)	4,354,820	3,555,345
Accounts payable (including accounts payable of VIEs of RMB5,056,562 and RMB9,291,942 as of December 31, 2012 and 2013, respectively)	9,291,942	5,056,562
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs of RMB38,890,746 and RMB44,224,588 as of December 31, 2012 and 2013, respectively)	44,224,588	38,890,746
Income tax payable (including income tax payable of VIEs of nil and RMB7,860,663 as of December 31, 2012 and 2013, respectively)	7,860,663
Non-current liabilities (including non-current liabilities of VIEs of RMB2,220,000 and nil as of December 31, 2012 and 2013, respectively)		2,220,000